CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $)	COMMON SHARES	Additional Paid-in Capital	Deficit	Total
Balance at Dec. 31, 2011	$ 71,128	$ 4,744,921	$ (5,546,177)	$ (730,128)
Balance (in shares) at Dec. 31, 2011	71,128,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		81,178		81,178
Net loss for the year			(3,132,952)	(3,132,952)
Balance at Dec. 31, 2012	71,128	4,826,099	(8,679,129)	(3,781,902)
Balance (in shares) at Dec. 31, 2012	71,128,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		9,452		9,452
Net loss for the year			(2,646,828)	(2,646,828)
Balance at Dec. 31, 2013	71,128	4,835,551	(11,325,957)	(6,419,278)
Balance (in shares) at Dec. 31, 2013	71,128,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		45,840		45,840
Net loss for the year			(2,119,472)	(2,119,472)
Balance at Dec. 31, 2014	$ 71,128	$ 4,881,391	$ (13,445,429)	$ (8,492,910)
Balance (in shares) at Dec. 31, 2014	71,128,456